ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME OR LOSS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Net income attributable to shareholders of the Company	¥ 6,248,116	$ 855,987	¥ 4,268,577	¥ 4,005,568
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	46,534	6,375	17,118	59,157
Other comprehensive income	46,534	6,375	17,118	59,157
Total comprehensive income	6,294,650	862,362	4,285,695	4,064,725
Comprehensive income attributable to ordinary shareholders	6,310,848	864,581	4,302,454	4,083,330
Parent Company | Reportable Legal Entities
Net income attributable to shareholders of the Company	6,264,314	858,206	4,285,336	4,024,173
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustment	46,534	6,375	17,118	59,157
Other comprehensive income	46,534	6,375	17,118	59,157
Total comprehensive income	6,310,848	864,581	4,302,454	4,083,330
Comprehensive income attributable to ordinary shareholders	¥ 6,310,848	$ 864,581	¥ 4,302,454	¥ 4,083,330